                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

Active Assets Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
          (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
          (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Money Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

Fund Report

For the year ended June 30, 2006

MARKET CONDITIONS

During the 12-month period ended June 30, 2006, the Federal Open Market Committee (the "Fed") continued the pattern of raising short-term rates it began in June of 2004. Through 17 steps of 25 basis points each, including eight during the 12 months covered by this report, the Fed increased its target rate for federal funds from 1.00 percent to 5.25 percent, a five-year high.

Short-term rates rose alongside the federal funds rate, providing increased return opportunities for investors in money market funds.

PERFORMANCE ANALYSIS

As of June 30, 2006, Active Assets Money Trust had net assets of approximately $9.9 billion and an average portfolio maturity of 36 days. For the 12-month period ended June 30, 2006, the Fund provided a total return of 3.85 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 4.86 percent and a current yield of 4.75 percent, while its 30-day moving average yield for June was 4.70 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach which emphasized high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

Over the course of the period, we also took advantage of the rising yields available on money market securities. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher-yielding securities.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Commercial Paper           82.0%
Certificates of Deposit     9.9
U.S. Government Agencies    4.8
Short-Term Bank Notes       3.3

MATURITY SCHEDULE

1 - 30 Days                47.1%
31 - 60 Days               39.3
61 - 90 Days                8.5
91 - 120 Days               2.2
121 + Days                  2.9

DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                    BEGINNING         ENDING         EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD *
                                                  -------------   -------------   -------------------
                                                     01/01/06        06/30/06     01/01/06 - 06/30/06
                                                  -------------   -------------   -------------------
Actual (2.15% return)                               $1,000.00       $1,021.50            $2.32
Hypothetical (5% annual return before expenses)     $1,000.00       $1,022.64            $2.32

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.46% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182**/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**   ADJUSTED TO REFLECT NON-BUSINESS DAY ACCRUAL.

Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the management fee rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets Money Trust

PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

                                                     ANNUALIZED
PRINCIPAL                                              YIELD
AMOUNT IN                                            ON DATE OF         MATURITY
THOUSANDS                DESCRIPTION                  PURCHASE           DATES               VALUE
------------------------------------------------------------------------------------------------------
            Commercial Paper (82.0%)
            ASSET-BACKED- AUTO (1.2%)
 $122,089   DaimlerChrysler Revolving Auto
               Conduit LLC Series I                     5.36%           08/29/06        $  121,026,521
                                                                                        --------------
            BANKING (7.4%)
  233,100   Bank of America Corp.                   5.33 - 5.56   08/04/06 - 11/27/06      230,607,340
  450,000   Citigroup Funding Inc.                  5.07 - 5.34   07/07/06 - 08/25/06      448,719,694
   50,000   Marshall & Ilsley Corp.                     5.26            08/01/06            49,774,819
                                                                                        --------------
                                                                                           729,101,853
                                                                                        --------------
            FINANCE - AUTOMOTIVE (4.1%)
  400,000   Toyota Motor Credit Corp.               5.06 - 5.29   07/13/06 - 08/10/06      398,765,083
                                                                                        --------------
            FINANCE - CONSUMER (2.5%)
   49,000   American Express Credit Corp.               5.09            07/11/06            48,931,264
  200,000   HSBC Finance Corp.                      5.07 - 5.23   07/12/06 - 07/28/06      199,338,563
                                                                                        --------------
                                                                                           248,269,827
                                                                                        --------------
            FINANCE - CORPORATE (1.0%)
  100,000   CIT Group, Inc.                             5.27            08/03/06            99,519,667
                                                                                        --------------
            FINANCIAL CONGLOMERATES (4.6%)
  461,530   General Electric Capital Corp.          5.02 - 5.52   07/05/06 - 12/29/06      457,282,581
                                                                                        --------------
            INSURANCE (1.5%)
   70,000   ING America Insurance Holdings Inc.     5.09 - 5.12   07/31/06 - 08/03/06       69,684,250
   81,400   MetLife Funding Inc.                        5.19            09/06/06            80,624,348
                                                                                        --------------
                                                                                           150,308,598
                                                                                        --------------
            INTERNATIONAL BANKS (59.7%)
   20,000   ANZ (DE) Inc.                               5.17            10/05/06            19,731,200
  316,125   Abbey National North America LLC        5.08 - 5.17   07/20/06 - 08/07/06      314,922,449
  250,000   BNP Paribas Finance, Inc.               5.12 - 5.17   08/17/06 - 08/31/06      248,044,444
  442,050   Barclays U.S. Funding Corp.             5.12 - 5.27   07/24/06 - 08/28/06      439,713,570
  317,455   CBA (Delaware) Finance Inc.             4.93 - 5.21   07/03/06 - 08/31/06      316,246,704
  444,625   Calyon North America, Inc.              5.08 - 5.26   07/12/06 - 10/02/06      442,249,963
  434,000   Dexia Delaware LLC                      5.02 - 5.31   07/07/06 - 08/09/06      432,854,552
  330,325   DnB NOR Bank ASA                        5.08 - 5.36   07/19/06 - 08/28/06      328,805,023
  246,725   HBOS Treasury Services plc              5.05 - 5.44   07/20/06 - 09/26/06      244,427,813
  305,000   ING (U.S.) Funding LLC                  5.18 - 5.32   08/09/06 - 09/29/06      302,932,896
  251,000   Fortis Banque Luxembourg                5.07 - 5.30   07/14/06 - 08/01/06      249,999,076
  285,790   Natexis Banques Populaires U.S.
               Finance Co. LLC                      5.05 - 5.16   07/03/06 - 07/27/06      285,392,092
  451,360   Nordea North America, Inc.              5.06 - 5.20   07/31/06 - 09/01/06      448,593,088

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     ANNUALIZED
PRINCIPAL                                              YIELD
AMOUNT IN                                            ON DATE OF         MATURITY
THOUSANDS                DESCRIPTION                  PURCHASE           DATES               VALUE
------------------------------------------------------------------------------------------------------
 $187,800   Rabobank USA Financial Corp.            5.26 - 5.44%  08/03/06 - 09/29/06   $  186,036,572
  350,000   Royal Bank of Canada                    5.05 - 5.14   07/06/06 - 08/10/06      349,382,097
  195,475   Sanpaolo IMI U.S. Financial Co.         5.03 - 5.17   07/05/06 - 08/30/06      194,756,025
   38,575   Santander Central Hispano Finance
               (Delaware) Inc.                          5.20            08/15/06            38,326,673
  371,300   Societe Generale N.A., Inc.             5.03 - 5.31   07/06/06 - 08/15/06      370,584,749
  197,175   Spintab AB                              4.98 - 5.39   07/07/06 - 08/30/06      196,031,292
  105,100   Swedbank                                4.99 - 5.07   07/11/06 - 08/24/06      104,804,708
  385,000   UBS Finance (Delaware) LLC              5.01 - 5.28   07/17/06 - 08/07/06      383,703,204
                                                                                        --------------
                                                                                         5,897,538,190
                                                                                        --------------
            Total Commercial Paper
               (COST $8,101,812,320)                                                     8,101,812,320
                                                                                        --------------
            Certificates of Deposit (9.9%)
  425,000   First Tennessee Bank, N.A.              5.08 - 5.33   07/14/06 - 08/21/06      425,000,000
  250,000   Washington Mutual Bank, F.A.            5.05 - 5.06   07/07/06 - 07/10/06      250,000,000
  300,000   Wells Fargo Bank, N.A.                  5.19 - 5.23   07/19/06 - 07/27/06      300,000,000
                                                                                        --------------
            Total Certificates of Deposit
               (COST $975,000,000)                                                         975,000,000
                                                                                        --------------
            U.S. Government Agencies (4.8%)
  140,150   Federal Home Loan Banks                 5.19 - 5.24   08/09/06 - 08/18/06      139,247,754
  189,375   Federal National Mortgage Assoc.        4.75 - 5.45   07/26/06 - 12/20/06      187,979,737
  145,000   Freddie Mac                             5.12 - 5.25   10/17/06 - 12/27/06      142,151,989
                                                                                        --------------
            Total U.S. Government Agencies
               (COST $469,379,480)                                                         469,379,480
                                                                                        --------------
            Short-Term Bank Notes (3.3%)
   50,000   LaSalle Bank, N.A.                          5.08            07/31/06            50,000,000
  280,000   World Savings Bank, FSB                 5.06 - 5.20   07/11/06 - 08/16/06      280,000,000
                                                                                        --------------
            Total Short-Term Bank Notes
               (COST $330,000,000)                                                         330,000,000
                                                                                        --------------
            Total Investments
               (COST $9,876,191,800) (a)                                 100.0%          9,876,191,800
            Other Assets in Excess of Liabilities                          0.0               1,879,474
                                                                         -----          --------------
            Net Assets                                                   100.0%         $9,878,071,274
                                                                         =====          ==============


----------
(a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Money Trust

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2006

Assets:
Investments in securities, at value (cost $9,876,191,800)   $9,876,191,800
Cash                                                                14,151
Interest receivable                                              4,918,596
Prepaid expenses and other assets                                  473,953
                                                            --------------
   Total Assets                                              9,881,598,500
                                                            --------------
Liabilities:
Payable for:
   Investment advisory fee                                       1,932,718
   Distribution fee                                                845,640
   Administration fee                                              422,820
   Shares of beneficial interest redeemed                            5,466
Accrued expenses and other payables                                320,582
                                                            --------------
   Total Liabilities                                             3,527,226
                                                            --------------
   Net Assets                                               $9,878,071,274
                                                            ==============
Composition of Net Assets:
Paid-in-capital                                             $9,878,027,724
Accumulated undistributed net investment income                     43,550
                                                            --------------
   Net Assets                                               $9,878,071,274
                                                            ==============
Net Asset Value Per Share
9,878,069,523 SHARES OUTSTANDING (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)                     $         1.00
                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Interest Income                      $673,281,892
                                     ------------
Expenses
Investment advisory fee                36,051,718
Distribution fee                       16,580,290
Transfer agent fees and expenses        8,336,871
Administration fee                      8,290,145
Insurance expenses                      1,142,169
Custodian fees                            633,308
Shareholder reports and notices           528,461
Registration fees                         254,999
Trustees' fees and expenses               246,617
Professional fees                          89,110
Other                                      43,761
                                     ------------
   Total Expenses                      72,197,449
Less: expense offset                      (28,395)
                                     ------------
   Net Expenses                        72,169,054
                                     ------------
   Net Investment Income              601,112,838
   Net Realized Gain                          345
                                     ------------
Net Increase                         $601,113,183
                                     ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                        FOR THE YEAR       FOR THE YEAR
                                                            ENDED             ENDED
                                                        JUNE 30, 2006     JUNE 30, 2005
                                                      ----------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                 $    601,112,838   $   403,809,806
Net realized gain                                                  345             1,515
                                                      ----------------   ---------------
   Net Increase                                            601,113,183       403,811,321
                                                      ----------------   ---------------
Dividends and Distributions to Shareholders from:
Net investment income                                     (601,121,579)     (403,821,521)
Net realized gain                                                 (345)           (1,515)
                                                      ----------------   ---------------
   Total Dividends and Distributions                      (601,121,924)     (403,823,036)
                                                      ----------------   ---------------
Net decrease from transactions in shares of
   beneficial interest                                 (11,723,156,309)      (53,538,131)
                                                      ----------------   ---------------
   Net Decrease                                        (11,723,165,050)      (53,549,846)
Net Assets:
Beginning of period                                     21,601,236,324    21,654,786,170
                                                      ----------------   ---------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME OF $43,550 AND $52,291, RESPECTIVELY)          $  9,878,071,274   $21,601,236,324
                                                      ================   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Money Trust

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. Organization and Accounting Policies

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding
$1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding
$30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2006, aggregated $86,446,115,803 and $99,022,313,261, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2006, the Fund had an accrued pension liability of $62,580 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                       FOR THE YEAR      FOR THE YEAR
                                          ENDED             ENDED
                                      JUNE 30, 2006     JUNE 30, 2005
                                     ---------------   ---------------
Shares sold                           53,439,893,990    86,723,207,112
Shares issued in reinvestment of
   dividends and distributions           599,503,773       402,806,078
                                     ---------------   ---------------
                                      54,039,397,763    87,126,013,190
Shares redeemed                      (65,762,554,072)  (87,179,551,321)
                                     ---------------   ---------------
Net decrease in shares outstanding   (11,723,156,309)      (53,538,131)
                                     ===============   ===============

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

8. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets Money Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE YEAR ENDED JUNE 30,
                                            ---------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            -------    -------    -------    -------    -------
Selected Per Share Data:
Net asset value, beginning of period        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            -------    -------    -------    -------    -------
Net income from investment operations         0.038      0.018      0.007      0.011      0.023
Less dividends from net investment income    (0.038)+   (0.018)+   (0.007)+   (0.011)+   (0.023)+
                                            -------    -------    -------    -------    -------
Net asset value, end of period              $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            =======    =======    =======    =======    =======
Total Return                                   3.85%      1.82%      0.68%      1.13%      2.33%
Ratios to Average Net Assets:
Total expenses (before expense offset)         0.44%      0.42%      0.41%      0.41%      0.40%
Net investment income                          3.63%      1.80%      0.67%      1.12%      2.32%
Supplemental Data:
Net assets, end of period, in millions      $ 9,878    $21,601    $21,655    $23,278    $25,038

----------
+    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Money Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

Active Assets Money Trust

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                             TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS**            TRUSTEE***            BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -----------  ---------------------------
Michael Bozic (65)           Trustee      Since         Private Investor; Chairman of the   197          Director of various
c/o Kramer Levin                          April 1994    Insurance Committee (since July                  business organizations.
Naftalis & Frankel LLP                                  2006) and Director or Trustee of
Counsel to the Independent                              the Retail Funds (since April
Trustees                                                1994) and the Institutional Funds
1177 Avenue of the Americas                             (since July 2003); formerly Vice
New York, NY 10036                                      Chairman of Kmart Corporation
                                                        (December 1998-October 2000),
                                                        Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November
                                                        1995-November 1998) and President
                                                        and Chief Executive Officer of
                                                        Hills Department Stores (May
                                                        1991-July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President and
                                                        Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (73)           Trustee      Since         Consultant; Director or Trustee of  197          Director of Franklin Covey
1031 N. Chartwell Court                   January 1993  the Retail Funds (since                          (time management systems),
Salt Lake City, UT 84103                                January 1993) and the                            BMW Bank of North America,
                                                        Institutional Funds (since July                  Inc. (industrial loan
                                                        2003); member of the Utah Regional               corporation), Escrow Bank
                                                        Advisory Board of Pacific Corp.                  USA (industrial loan
                                                        (utility company); formerly                      corporation), United Space
                                                        Managing Director of Summit                      Alliance (joint venture
                                                        Ventures LLC (2000-2004) (lobbying               between Lockheed Martin and
                                                        and consulting firm); United                     the Boeing Company) and
                                                        States Senator (R-Utah)                          Nuskin Asia Pacific
                                                        (1974-1992) and Chairman, Senate                 (multilevel marketing);
                                                        Banking Committee (1980-1986),                   member of the board of
                                                        Mayor of Salt Lake City, Utah                    various civic and
                                                        (1971-1974), Astronaut, Space                    charitable organizations.
                                                        Shuttle Discovery (April 12-19,
                                                        1985), and Vice Chairman, Huntsman
                                                        Corporation (chemical company).

Wayne E. Hedien (72)         Trustee      Since         Retired; Director or Trustee of     197          Director of The PMI Group
c/o Kramer Levin Naftalis &               September     the Retail Funds (since                          Inc. (private mortgage
Frankel LLP                               1997          September 1997) and the                          insurance); Trustee and
Counsel to the Independent                              Institutional Funds (since                       Vice Chairman of The Field
Trustees                                                July 2003); formerly associated                  Museum of Natural History;
1177 Avenue of the Americas                             with the Allstate Companies                      director of various other
New York, NY 10036                                      (1966-1994), most recently as                    business and charitable
                                                        Chairman of The Allstate                         organizations.
                                                        Corporation (March 1993-
                                                        December 1994) and Chairman and
                                                        Chief Executive Officer of its
                                                        wholly- owned subsidiary, Allstate
                                                        Insurance Company
                                                        (July 1989-December 1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                             TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS**            TRUSTEE***            BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -----------  ---------------------------
Dr. Manuel H. Johnson (57)   Trustee      Since         Senior Partner, Johnson Smick       197          Director of NVR, Inc. (home
c/o Johnson Smick Group,                  July 1991     International, Inc., a consulting                construction); Director of
Inc.                                                    firm; Chairman of the Audit                      KFX Energy; Director of RBS
888 16th Street, NW                                     Committee and Director or Trustee                Greenwich Capital Holdings
Suite740                                                of the Retail Funds (since                       (financial holding
Washington, D.C. 20006                                  July 1991) and the Institutional                 company).
                                                        Funds (since July 2003);
                                                        Co-Chairman and a founder of the
                                                        Group of Seven Council (G7C), an
                                                        international economic commission;
                                                        formerly Vice Chairman of the
                                                        Board of Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S. Treasury.

Joseph J. Kearns (63)        Trustee      Since         President, Kearns & Associates LLC  198          Director of Electro Rent
c/o Kearns & Associates LLC               July 2003     (investment consulting); Deputy                  Corporation (equipment
PMB754                                                  Chairman of the Audit Committee                  leasing), The Ford Family
23852 Pacific Coast Highway                             and Director or Trustee of the                   Foundation, and the UCLA
Malibu, CA 90265                                        Retail Funds (since July 2003) and               Foundation.
                                                        the Institutional Funds (since
                                                        August 1994);previously Chairman
                                                        of the Audit Committee of the
                                                        Institutional Funds (October 2001-
                                                        July 2003); formerly CFO of the
                                                        J.Paul Getty Trust.

Michael E. Nugent (70)       Chairman     Chairman of   General Partner of Triumph          197          None.
c/o Triumph Capital, L.P.    of the       the Board     Capital, L.P., a private
445 Park Avenue              Board        (since July   investment partnership; Chairman
New York, NY 10022           and          2006) and     of the Board of the Retail Funds
                             Trustee      Trustee       and Institutional Funds (since
                                          (since July   July 2006) and Director or Trustee
                                          1991)         of the Retail Funds (since July
                                                        1991) and the Institutional Funds
                                                        (since July 2001); formerly
                                                        Chairman of the Insurance
                                                        Committee (July 1991-July 2006)
                                                        and Vice President, Bankers Trust
                                                        Company and BT Capital Corporation
                                                        (1984-1988).

Fergus Reid (73)             Trustee      Since         Chairman of Lumelite Plastics       198          Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                     certain investment
Corporation                                             Governance Committee and Director                companies in the
85 Charles Colman Blvd.                                 or Trustee of the Retail Funds                   JPMorgan Funds complex
Pawling, NY 12564                                       (since July 2003) and the                        managed by J.P. Morgan
                                                        Institutional Funds (since                       Investment Management Inc.
                                                        June 1992).


Interested Trustees:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                             TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS**            TRUSTEE***            BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -----------  ---------------------------
Charles A. Fiumefreddo (73)  Trustee      Since         Director or Trustee of the Retail   197          None.
c/o Morgan Stanley Trust                  July 1991     Funds (since July 1991) and the
Harborside Financial Center                             Institutional Funds (since July
Plaza Two                                               2003); formerly Chairman of the
Jersey City, NJ 07311                                   Retail Funds (July 1991- July
                                                        2006) and the Institutional Funds
                                                        (July 2003-July 2006) and Chief
                                                        Executive Officer of the Retail
                                                        Funds (until Septembe 2002).

James F. Higgins (58)        Trustee      Since         Director or Trustee of the Retail   197          Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Funds (since June 2000) and the                  Inc. and The Equitable Life
Harborside Financial Center                             Institutional Funds (since July                  Assurance Society of the
Plaza Two                                               2003); Senior Advisor of Morgan                  United States (financial
Jersey City, NJ 07311                                   Stanley (since August 2000).                     services).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                   TERM OF
                               POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------  -----------------  ------------------------------------------------------------------
Ronald E. Robison (67)       President and    President (since   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas  Principal        September 2005)    (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020           Executive        and Principal      September 2005) and Principal Executive Officer (since May 2003) of
                             Officer          Executive Officer  the Van Kampen Funds; Managing Director, Director and/or Officer
                                              (since May 2003)   of the Investment Adviser and various entities affiliated with the
                                                                 Investment Adviser; Director of Morgan Stanley SICAV (since
                                                                 May 2004). Formerly, Executive Vice President (July 2003 to
                                                                 September 2005) of funds in the Fund Complex and the Van Kampen
                                                                 Funds; President and Director of the Institutional Funds
                                                                 (March 2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                 Stanley Investment Management Inc.; Chief Administrative Officer
                                                                 of Morgan Stanley Investment Advisors Inc.; Chief Administrative
                                                                 Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)        Vice President   Since              Managing Director and (since December 2005) Chief Investment
Morgan Stanley                                February 2006      Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                       Management; Managing Director and Director of Morgan Stanley
25Cabot Square                                                   Investment Management Ltd.; Vice President (since February 2006) of
Canary Wharf, London                                             the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)          Vice President   Since              Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                   February 2006      Officer - Global Equity of Morgan Stanley Investment Management;
New York, NY 10020                                               Vice President (since February 2006) of the Retail and
                                                                 Institutional Funds. Formerly, Managing Director and Director of
                                                                 Global Equity Research at Morgan Stanley.

Barry Fink (51)              Vice President   Since              Managing Director and General Counsel of Morgan Stanley Investment
1221 Avenue of the Americas                   February 1997      Management; Managing Director of the Investment Adviser and
New York, NY 10020                                               various entities affiliated with the Investment Adviser; Vice
                                                                 President of the Retail Funds and (since July 2003) the
                                                                 Institutional Funds. Formerly, Secretary, General Counsel and/or
                                                                 Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the
                                                                 Retail Funds.

Amy R. Doberman (44)         Vice President   Since July 2004    Managing Director and General Counsel, U.S. Investment Management
1221 Avenue of the Americas                                      of Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                               President of the Retail Funds and the Institutional Funds (since
                                                                 July 2004); Vice President of the Van Kampen Funds (since August
                                                                 2004); Secretary (since February 2006) and Managing Director
                                                                 (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing
                                                                 Director and General Counsel - Americas, UBS Global Asset
                                                                 Management (July 2000 to July 2004).

Carsten Otto (42)            Chief            Since October      Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas  Compliance       2004               Stanley Investment Management (since October 2004); Managing
New York, NY 10020           Officer                             Director and Chief Compliance Officer of Morgan Stanley Investment
                                                                 Management. Formerly, Assistant Secretary and Assistant General
                                                                 Counsel of the Retail Funds.

                                                   TERM OF
                               POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------  -----------------  ------------------------------------------------------------------
Stefanie V. Chang Yu (39)    Vice President   Since July 2003    Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                      affiliated with the Investment Adviser; Vice President of the
New York, NY 10020                                               Retail Funds (since July 2002) and the Institutional Funds (since
                                                                 December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (40)        Treasurer and    Treasurer (since   Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust     Chief Financial  July 2003) and     affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center  Officer          Chief Financial    Financial Officer of the Retail Funds (since July 2003). Formerly,
Plaza Two                                     Officer (since     Vice President of the Retail Funds (September 2002 to July 2003).
Jersey City, NJ 07311                         September 2002)

Mary E. Mullin (39)          Secretary        Since July 2003    Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                      affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                               Funds (since July 2003) and the Institutional Funds (since June
                                                                 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended June 30, 2006, the Fund paid to its shareholders $0.0000002 per share from long-term capital gains. Additionally, of the Fund's ordinary dividends paid during this fiscal year, 0.95% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

                                                       [MORGAN STANLEY LOGO]

                                                       MORGAN STANLEY FUNDS

                                                       Active Assets
                                                       Money Trust

                                                       Annual Report
                                                       June 30, 2006

                                                       [MORGAN STANLEY LOGO]

                                                       AAMRPT-RA06-00701P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                        REGISTRANT    COVERED ENTITIES(1)

AUDIT FEES                $31,520              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES     $   531(2)     $5,190,300(2)
   TAX FEES               $ 5,000        $2,044,491(4)
   ALL OTHER FEES         $    --        $       --
TOTAL NON-AUDIT FEES      $ 5,531        $7,234,791

TOTAL                     $37,051        $7,234,791

2005
                        REGISTRANT    COVERED ENTITIES(1)

AUDIT FEES                $31,614               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES     $   540(2)     $3,215,745(2)
   TAX FEES               $ 4,977(3)     $   24,000(4)
   ALL OTHER FEES         $    --        $       --
TOTAL NON-AUDIT FEES      $ 5,517        $3,239,745

TOTAL                     $37,131        $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006